Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of long-term debt

	As of
	December 31,
(in thousands of U.S. dollars)	2021	2020
Lampung facility:
Export credit tranche	$64,437	$79,324
FSRU tranche	14,688	18,635
$385 million facility:
Commercial tranche	211,774	230,705
Export credit tranche	37,833	44,500
Revolving credit tranche	63,050	48,300
Outstanding principal	391,782	421,464
Lampung facility unamortized debt issuance cost	(2,751)	(2,999)
$385 million facility unamortized debt issuance costs	(2,959)	(3,876)
Total debt	386,072	414,589
Less: Current portion of long-term debt	(46,385)	(59,119)
Long-term debt	$339,687	$355,470

Schedule of outstanding principal on long-term debt

The principal on long-term debt outstanding as of December 31, 2021 was repayable as follows:

(in thousands of U.S. dollars)	Total
2022	$46,385
2023	43,747
2024	43,747
2025	43,748
2026	209,655
2027 and thereafter	4,500
Total	$391,782